LOAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
LOAN RECEIVABLES
Schedule of Loan receivables

USDm	2019	2018	2017
Loan receivables
Cost:
Balance as of 1 January	—	—	—
Additions during the year	4.7	—	—
Balance as of 31 December	4.7	—	—

Expected credit loss
Balance as of 1 January	—	—	—
Additions during the year	0.1	—	—
Balance as of 31 December	0.1	—	—

Carrying amount as of 31 December	4.6	—	—